Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10. INCOME TAXES

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

The sources of income before income taxes were as follows:

	For the Years Ended December 31,
	2012	2011
United States	$3,874,876	$1,001,605
Foreign	—	—
Income before income taxes	$3,874,876	$1,001,605

Income tax expense attributable to income before income taxes consists of:

	For the Years Ended December 31,
	2012	2011
Current:
Federal	$62,000	$—
State	133,095	—
Total	195,095	—

Deferred:
Federal	—	—
State	—	—
Total	—	—
Income tax expense	$195,095	$—

Income tax expense attributable to income before income taxes differed from the amounts computed by applying the United States Federal income tax rate of 34% to income before income taxes as a result of the following:

	As of December 31,
	2012	2011
Computed expected tax expense	$1,317,458	$340,546
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	193,744	44,431
Noncontrolling interest	(158,904)	(38,418)
Non-deductibles and other	3,837	—
Alternative minimum tax	62,000	—
Basis adjustment	—	885,036
State rate change	—	252,474
Change in valuation allowance	(1,223,040)	(1,484,069)
Income tax expense	$195,095	$—

Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2012 and 2011 are as follows:

	As of December 31,
	2012	2011
Impairment of asset	$—	$—
Net operating loss and carryforwards	9,389,000	10,444,529
Alternative minimum tax	62,000	—
Equity-based compensation expense	284,000	207,000
Deferred rent	—	—
Accrued compensation	—	—
Total deferred tax assets	9,735,000	10,651,529

Origination fee income	—	—
Partnership basis differences	(1,030,000)	(781,947)
Fixed assets	—	—
Other	—	—
Total deferred tax liabilities	(1,030,000)	(781,947)
Net deferred tax asset before valuation allowance	8,705,000	9,869,582
Valuation allowance	(8,705,000)	(9,869,582)
Total net deferred tax assets	$—	$—

As of December 31, 2012 and 2011, the Company has a valuation allowance of approximately $8.7 million and $ 9.9 million, respectively, since it cannot conclude that it is more likely than not that the deferred tax assets will be fully realized on future income tax returns. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers past history, the scheduled reversal of deferred tax liabilities, available taxes in carryback periods, projected future taxable income projections and tax planning strategies in making this assessment. The Company will continue to evaluate whether the valuation allowance is needed in future reporting periods. During the year ended December 31, 2012 the valuation allowance decreased by $1.2 million.

As of December 31, 2012 and 2011, the Company has net operating loss carryforwards in the United States for Federal income tax purposes of approximately $24.3 million and 27.4 million, respectively. The net operating losses may be subject to limitation under provisions of the Internal Revenue Code. The net operating losses will expire in varying amounts from 2026 to 2032.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The Company did not have any unrecognized tax benefits as of the years ended December 31, 2012 or 2011.

The Company classifies penalty and interest expense related to income tax liabilities as an income tax expense. There are no significant interest and penalties recognized in the Consolidated Statement of Operations or accrued on the Consolidated Balance Sheet.

The primary jurisdictions in which the Company files tax returns are the United States and Colorado. With limited exception, the Company is no longer subject to United States Federal examinations for years before 2009 and Colorado state examinations for years before 2008.